Goodwill and Intangibles (Details 5)	Dec. 31, 2021
Measurement Input Long Term Revenue Growth Rate [Member] | Technology Service [Member] | Maximum [Member]
Goodwill Measurement Input	18.50%
Measurement Input Long Term Revenue Growth Rate [Member] | Direct To Consumer [Member] | Arithmetic Average [Member]
Goodwill Measurement Input	24.00%
Measurement Input Long Term Revenue Growth Rate [Member] | Wholesale Non Branded Products [Member] | Arithmetic Average [Member]
Goodwill Measurement Input	4.00%
Measurement Input Long Term Growth Rate [Member] | Wholesale Branded Products [Member] | Arithmetic Average [Member]
Goodwill Measurement Input	17.00%
Measurement Input Discount Rate [Member] | Direct To Consumer [Member] | Maximum [Member]
Goodwill Measurement Input	13.50%
Measurement Input Discount Rate [Member] | Wholesale Branded Product [Member]
Goodwill Measurement Input	13.50%
Measurement Input Terminal Value Growth Rate [Member] | Direct To Consumer [Member]
Goodwill Measurement Input	3.00%
Measurement Input Terminal Value Growth Rate [Member] | Whole Sale Non Branded [Member]
Goodwill Measurement Input	3.00%
Measurement Input Terminal Value Growth Rate [Member] | Whole Sale Branded Products [Member]
Goodwill Measurement Input	3.00%